SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 item	Dec. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments	2
Length of fiscal period	364 days	364 days	364 days
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 64.1	$ 68.0	$ 65.0
Income taxes, net of refunds	129.4	97.7	70.5
Capital expenditure accrued but not paid	$ 11.5	$ 12.0	$ 9.5
Maximum
Summary Of Significant Accounting Policies
Percentage of ownership	20.00%